Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Minimum future rental payments under operating leases
2018	$ 427
2019	793
2020	793
2021	793
2022	793
Thereafter	6,381
Total minimum future payments	$ 9,980